Business Concentrations (Details Narrative)	12 Months Ended
Dec. 31, 2016
Lessee #1 [Member] | Rental Income Operating Leases [Member]
Concentration credit risk percentage	100.00%
Lessee #1 [Member] | Rental Income Operating Leases [Member] | SQN AIF V GP, LLC [Member]
Concentration credit risk percentage	100.00%
Lessee #1 [Member] | Investment in Finance Lease [Member]
Concentration credit risk percentage	62.00%
Lessee #1 [Member] | Investment in Finance Lease [Member] | SQN AIF V GP, LLC [Member]
Concentration credit risk percentage	62.00%
Lessee #1 [Member] | Investment In Operating Leases [Member]
Concentration credit risk percentage	100.00%
Lessee #1 [Member] | Investment In Operating Leases [Member] | SQN AIF V GP, LLC [Member]
Concentration credit risk percentage	100.00%
Lease #1 [Member] | Finance Leases [Member]
Concentration credit risk percentage	66.00%
Lease #1 [Member] | Finance Leases [Member] | SQN AIF V GP, LLC [Member]
Concentration credit risk percentage	66.00%
Lease #2 [Member] | Finance Leases [Member]
Concentration credit risk percentage	34.00%
Lease #2 [Member] | Finance Leases [Member] | SQN AIF V GP, LLC [Member]
Concentration credit risk percentage	34.00%
Lessee #2 [Member] | Investment in Finance Lease [Member]
Concentration credit risk percentage	38.00%
Lessee #2 [Member] | Investment in Finance Lease [Member] | SQN AIF V GP, LLC [Member]
Concentration credit risk percentage	38.00%